Proceeds from Sales of Available-For-Sale Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed-maturity securities
Available-for-sale:
Proceeds from sales	$ 16,917	$ 59,031	$ 54,740